LONG TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]	Equity investments consist of the following:
	September 30,
	2017	2018
	RMB	RMB

Cost method investment	18,721	18,721
Impairment on cost method investment	-	(2,374)
Cost method investment	18,721	16,347